Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of borrowings

	Annual interest rate	Maturity	2025	2024

Banco Citi México (i)	Term SOFR(*)+0.60%	July 2025	—	1,666,432
Bank of America	4.250%	August 2026	237,894	—
Total borrowings			237,894	1,666,432
Current			237,894	1,666,432
Non-Current			—	—

(*)    Security Overnight Financing Rate (SOFR).
(i)On July 1, 2025, according to the maturity date, the loan agreement was fully settled.